Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (26.9%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$254		2.50%	05/01/50	$234,525
202		3.00	04/01/50	193,764
67		3.50	08/01/49	65,984
40		4.00	07/01/49	40,080
	Gold Pools:
288		3.50	01/01/44–09/01/47	287,531
305		4.00	12/01/41–10/01/44	313,334
347		4.50	03/01/41–01/01/49	360,101
66		5.00	12/01/40–05/01/41	69,571
8		5.50	07/01/37	8,215
10		6.00	12/01/37	10,931
7		6.50	06/01/29–09/01/33	6,470
27		7.50	05/01/35	28,880
13		8.00	08/01/32	13,900
23		8.50	08/01/31	25,432
	Federal National Mortgage Association,
	August TBA:
10,000	(a)	4.00	04/01/52	10,052,734
5,000	(a)	4.50	08/01/52	5,088,477
9,000	(a)	5.00	08/01/52	9,246,445
2,000	(a)	5.50	08/01/52	2,072,969
	Conventional Pools:
1,680		1.50	01/01/51–03/01/51	1,459,967
626		2.50	02/01/50–03/01/50	584,526
791		3.00	10/01/48–02/01/50	745,751
1,248		3.50	09/01/42–11/01/49	1,229,334
987		4.00	04/01/45–01/01/49	1,010,300
502		4.50	08/01/40–08/01/49	505,513
222		5.00	11/01/40–01/01/49	228,412
6		5.50	08/01/37	6,323
288		6.50	02/01/28–11/01/33	303,106
11		7.00	07/01/23–06/01/32	11,256
33		7.50	08/01/37	36,670
34		8.00	04/01/33	38,434
35		8.50	10/01/32	39,497
14		9.50	04/01/30	14,599
	September TBA:
4,000	(a)	3.50	09/01/52	3,948,986
	Government National Mortgage Association,
	August TBA:
1,500	(a)	3.00	08/20/52	1,461,401
3,500	(a)	4.00	08/20/52	3,537,051
	Various Pools:
3,081		2.50	01/20/50–04/20/51	2,900,596
1,298		3.00	09/20/49–08/20/50	1,259,456
2,064		3.50	10/20/44–10/20/50	2,042,709
1,131		4.00	07/15/44–11/20/51	1,132,867
446		4.50	12/20/48–12/20/49	450,348
365		5.00	05/20/41–06/20/49	371,919
26		5.50	05/20/49	27,139
	Total Agency Fixed Rate Mortgages (Cost $51,843,685)			51,465,503

	Asset-Backed Securities (22.6%)
109	ABFC 2005-WF1 Trust, 1 Month USD LIBOR + 0.95%	3.204(b)	07/25/34	102,249

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	405	ABFC Trust, 1 Month USD LIBOR + 0.78%	3.039(b)	10/25/33	384,760
	600	American Homes 4 Rent (c)	5.885	04/17/52	595,012
		Amortizing Residential Collateral Trust
	137	1 Month USD LIBOR + 0.29%	2.264(b)	10/25/31	129,938
	293	1 Month USD LIBOR + 0.76%	3.019(b)	10/25/32	263,061
	142	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, 5.63% - 1 Month USD LIBOR	3.686(e)	12/25/33	154,455
		Bear Stearns Asset-Backed Securities Trust
	68		2.994(b)	07/25/36	67,967
	112	1 Month USD LIBOR + 1.30%	3.559(b)	10/27/32	109,432
	40	1 Month USD LIBOR + 1.95%	4.209(b)	12/25/42	40,486
	332	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (c)	2.526(b)	10/20/40	305,930
		Cascade Funding Mortgage Trust
	2,075	(c)	2.72(b)	12/26/30	1,992,529
	2,261	(c)	4.00(b)	06/25/69	2,175,813
	109	Cendant Mortgage Corp. (c)	6.00(b)	07/25/43	105,517
	40	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (c)	3.526(b)	03/20/43	39,848
	315	Citicorp Residential Mortgage Trust	5.042	03/25/37	310,134
		Conn Funding II LP
	1,500		5.87	12/15/26	1,500,629
	2,000		9.52	12/15/26	1,974,183
	1,800	Conn's Receivables Funding LLC (c)	2.87	05/15/26	1,749,622
	4,373	Corevest American Finance 2020-4 Trust, IO (c)	3.872(b)	12/15/52	476,106
	132	Credit-Based Asset Servicing & Securitization LLC (c)	7.25	05/25/36	131,894
		ECAF I Ltd. (Cayman Islands)
	42	(c)	3.473	06/15/40	22,817
	712	(c)	4.947	06/15/40	450,274
	11	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (c)	3.759(b)	11/25/30	10,618
	110	EquiFirst Mortgage Loan Trust, 1 Month USD LIBOR + 3.00%	5.259(b)	10/25/34	109,819
EUR	1,547	European Residential Loan Securitisation 2019- NPL1 DAC (Ireland)	1.439	07/24/54	1,557,308
	$16	FCI Funding 2019-1 LLC (c)	3.63	02/18/31	16,009
	1,800	Finance of America HECM Buyout (c)	4.57(b)	07/25/30	1,732,657
	155	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (c)	2.71(b)	02/27/35	152,743
	1,000	FMC GMSR Issuer Trust (c)	6.19	04/25/27	949,026
	267	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967	12/15/44	224,062
	776	Home Partners of America 2019-1 Trust (c)	3.866	10/19/39	703,802
	785	JOL Air Ltd. (Cayman Islands) (c)	3.967	04/15/44	693,373
	397	Kestrel Aircraft Funding Ltd. (c)	4.25	12/15/38	346,093
	228	Lehman ABS Manufactured Housing Contract Trust	6.63(b)	04/15/40	231,808
	764	LoanMe Trust (c)	5.00	09/15/34	712,942
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.48%	4.734(b)	09/25/34	237,940
	170	MERIT Securities Corp.	7.88	12/28/33	170,616
	304	METAL LLC (c)	4.581	10/15/42	239,522
	141	Mid-State Capital Corp. Trust	7.758	01/15/40	142,915
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (d)	2.939(b)	08/25/34	300,461
	135	New Century Home Equity Loan Trust, 1 Month USD LIBOR + 0.80%	3.059(b)	11/25/33	126,679
	2,277	New Residential Mortgage LLC (c)	5.437	06/25/25- 07/25/25	2,233,335
GBP	1,000	Newday Funding PLC (United Kingdom)	1.00	07/15/30	1,218,104

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

300	Newday Partnership Funding PLC, 1 Month GBP SONIA + 2.13% (United Kingdom)	3.256(b)	12/15/27	364,484
$202	Newtek Small Business Loan Trust, Daily U.S. Prime Rate - 0.55% (c)	4.20(b)	02/25/44	199,968
	NRZ Advance Receivables Trust
775	(c)	2.863	09/15/53	743,623
400	(c)	5.801	10/15/52	397,420
	NRZ Excess Spread-Collateralized Notes
506	(c)	2.981	03/25/26	466,916
466	(c)	3.844	12/25/25	443,084
	Class A
748	(c)	3.228	05/25/26	688,031
735	NRZ FHT Excess LLC, Class A (c)	4.212	11/25/25	701,466
	Oakwood Mortgage Investors, Inc.
849		7.405(b)	06/15/31	141,011
63		7.72	04/15/30	64,034
139		7.84(b)	11/15/29	147,681
1,250	PMT FMSR Issuer Trust, 1 Month USD LIBOR + 3.00% (c)	5.259(b)	03/25/26	1,244,099
	PNMAC GMSR Issuer Trust
1,000	1 Month USD LIBOR + 2.65% (c)	4.909(b)	08/25/25	988,401
1,000	SOFR30A + 4.19% (c)	5.707(b)	06/25/27	979,434
1,500	SOFR30A + 4.25% (c)	5.764(b)	05/25/27	1,495,971
1,905	PRET 2022-NPL3 LLC (c)	6.17	06/25/52	1,910,692
1,454	Raptor Aircraft Finance I LLC (c)	4.213	08/23/44	1,127,639
267	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (c)	4.25(b)	12/27/44	254,000
250	Renaissance Home Equity Loan Trust	5.951	05/25/35	250,700
645	S-Jets Ltd. (Bermuda) (c)	3.967	08/15/42	542,594
	Shenton Aircraft Investment I Ltd.
828	(c)	4.75	10/15/42	716,559
273	(c)	5.75	10/15/42	179,120
1,500	Skopos Auto Receivables Trust (c)	5.24	04/15/25	1,473,523
110	Small Business Lending Trust (c)	3.20	12/15/26	110,093
253	START Ireland (Bermuda) (c)	4.089	03/15/44	231,024
964	USASF Receivables 2019-1A LLC (c)	8.06	11/15/25	967,588
1,000	USASF Receivables 2020-1 LLC (c)	9.35	03/15/27	1,008,471
271	WAVE Trust (c)	3.844	11/15/42	225,070
	Total Asset-Backed Securities (Cost $45,568,842)			43,255,184

	Collateralized Mortgage Obligations - Agency Collateral Series (2.5%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
313		0.873(b)	08/15/42	17,106
228		0.916(b)	04/15/39	9,843
424		0.979(b)	10/15/40	19,595
112		0.999(b)	10/15/41	4,502
652		1.053(b)	09/15/41	28,607
215		1.075(b)	10/15/39	8,877
9,575		2.00	10/25/50	781,452
494	6.00% - 1 Month USD LIBOR	4.001(e)	11/15/43–06/15/44	62,004
29		5.00	08/15/41	3,327
	IO STRIPS
915		0.795(b)	10/15/37	30,147
58		7.00	06/15/30	8,178
61		7.50	12/15/29	8,990
	REMIC
91		3.50	02/15/42	87,384
56	12.00% - 2.67 x 1 Month USD LIBOR	7.432(e)	12/15/43	46,653
	Federal National Mortgage Association,
	IO REMIC
211		0.628(b)	03/25/44	7,809

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

1,120		1.01(b)	03/25/46	49,604
294		1.188(b)	10/25/39	15,312
136	5.65% - 1 Month USD LIBOR	3.391(e)	11/25/41	5,849
69		3.50	03/25/43	595
495	6.05% - 1 Month USD LIBOR	3.791(e)	06/25/42	65,026
82	6.55% - 1 Month USD LIBOR	4.291(e)	08/25/41	2,815
	IO STRIPS
13		7.00	11/25/27	1,406
46		8.00	05/25/30–06/25/30	6,390
12		8.50	10/25/24	763
	REMIC
23		1.962(b)	04/25/39	20,088
521		2.00	07/25/50	355,739
9	1 Month USD LIBOR + 1.20%	3.459(b)	12/25/23	9,152
	Government National Mortgage Association
47		4.00	11/20/49	47,827
	IO
1,572		0.734(b)	08/20/58	23,534
853		3.50	06/20/41–10/16/42	118,403
275	6.00% - 1 Month USD LIBOR	3.874(e)	08/20/42	36,973
337	6.10% - 1 Month USD LIBOR	3.974(e)	04/20/41–08/20/42	48,093
311	6.14% - 1 Month USD LIBOR	4.014(e)	12/20/43	46,300
266	6.30% - 1 Month USD LIBOR	4.174(e)	09/20/43	14,614
190	6.55% - 1 Month USD LIBOR	4.394(e)	08/16/34	12,555
44		4.50	05/20/40	2,634
30		5.00	02/16/41	5,753
	IO PAC
22		5.00	10/20/40	1,332
	IO REMIC
2,808		0.863(b)	09/20/64	237,952
4,819		0.869(b)	11/20/64	236,854
2,938		0.932(b)	08/20/69	112,162
702		1.231(b)	06/20/67	39,781
3,436		1.666(b)	07/20/67	120,672
1,115		1.739(b)	02/20/68	72,996
281		1.794(b)	02/20/68	17,158
7,831		2.00	11/20/50	918,953
466		2.048(b)	10/20/67	18,189
920		2.159(b)	10/20/67	58,149
1,212		2.18(b)	11/20/67	83,717
5,974		2.719(b)	02/20/68	286,491
1,142		2.78(b)	07/20/67	71,137
460		3.50	05/20/43	56,942
	REMIC
58	1 Month USD LIBOR + 0.45%	1.57(b)	02/20/61	57,420
40	1 Month USD LIBOR + 0.70%	1.82(b)	08/20/63	39,801
3	1 Month USD LIBOR + 0.77%	1.89(b)	02/20/66	3,054
441		3.00	03/20/69	432,911
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,933,399)			4,879,570

	Commercial Mortgage-Backed Securities (3.7%)
183	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (c)	3.853(b)	11/15/31	175,218
	Citigroup Commercial Mortgage Trust
220		4.574(b)	09/10/58	201,116
	IO
2,028		0.876(b)	09/10/58	45,484
	COMM Mortgage Trust
100	(c)	4.748(b)	07/15/47	91,426
	IO
2,162		0.519(b)	02/10/47	13,525
859		0.67(b)	10/10/47	10,039

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	1,373	COOF Securitization Trust, IO (c)		2.659(b)	10/25/40	90,269
	1,313	COOF Securitization Trust II, IO (c)		2.505(b)	08/25/41	75,731
	2,000	CSMC 2020-TMIC, Class A, 1 Month USD LIBOR + 3.00% (c)		4.999(b)	12/15/35	1,980,141
	6,679	GS Mortgage Securities Corportation Trust, IO (c)		0.457(b)	10/10/32	221
		GS Mortgage Securities Trust
	450			3.345	07/10/48	385,232
	370	(c)		4.721(b)	08/10/46	347,913
		IO
	1,619			0.71(b)	09/10/47	19,377
	1,117			1.014(b)	04/10/47	14,112
	1,500	JP Morgan Chase Commercial Mortgage Securities Trust, IO		0.589(b)	12/15/49	28,183
		JPMBB Commercial Mortgage Securities Trust
	267	(c)		4.651(b)	04/15/47	248,849
		IO
	2,858			0.714(b)	01/15/47	21,535
		KGS-Alpha SBA COOF Trust,
		IO
	627	(c)		2.94(b)	04/25/40	34,078
	482	(c)		3.377(b)	07/25/41	54,416
	600	Natixis Commercial Mortgage Securities Trust (c)		4.135(b)	05/15/39	475,272
CAD	9,497	Real Estate Asset Liquidity Trust, IO (Canada) (c)		1.195(b)	02/12/55	449,042
	$1,003	Sutherland Commercial Mortgage Trust (c)		2.23(b)	12/25/41	874,110
	3,857	UBS Commercial Mortgage Trust, IO		0.867(b)	03/15/51	153,759
	1,320	Velocity Commercial Capital Trust (c)		6.90(b)	05/25/47	1,308,739
		Total Commercial Mortgage-Backed Securities (Cost $7,119,242)				7,097,787

		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass- Through Trust (c) (Cost $257,628)		0.00(b)	11/10/28	144,375

		Mortgages - Other (42.5%)
	91	Adjustable Rate Mortgage Trust		3.072(b)	04/25/35	87,529
GBP	252	Alba 2005-1 PLC, 1 Month GBP SONIA + 0.72% (United Kingdom)		1.372(b)	11/25/42	287,594
		Alternative Loan Trust
	$42			5.50	02/25/25–01/25/36	31,391
	142			5.75	03/25/34	143,851
	302			6.25(b)	08/25/37	186,783
	71	40.02% - 6 x 1 Month USD LIBOR	2	6.466(e)	05/25/37	98,228
		Banc of America Funding Trust
	7			5.25	07/25/37	7,148
	254			5.50	09/25/35	249,429
	526	Bear Stearns Asset-Backed Securities I Trust, 25.64% - 3.29 x 1 Month USD LIBOR	1	8.213(e)	03/25/36	268,504
	1,000	Boston Lending Trust (c)		3.25(b)	05/25/62	868,214
		Cascade Funding Mortgage Trust
	1,526	(c)		2.00(b)	09/25/50–02/25/52	1,265,101
	1,700	(c)		2.91(b)	02/25/31	1,609,035
	2,000	(c)		3.735(b)	06/25/36	1,854,540
	1,386	(c)		4.00(b)	10/25/68	1,356,495
	2,000	(c)		4.948(b)	12/26/30	1,948,066
	1,500	(c)		5.072(b)	10/27/31	1,421,395
	2,315	(c)		5.683(b)	02/25/31	2,174,153
	1,250	(c)		6.00(b)	12/26/30	1,220,267
	2,000	CFMT 2022-HB8 LLC (c)		3.75(b)	04/25/25	1,780,800
	1,878	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (c)		5.009(b)	05/25/23	1,861,712
		CHL Mortgage Pass-Through Trust
	185			2.59(b)	10/25/33	175,424
	98			2.999(b)	05/20/34	94,393

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

240			5.50	10/25/34	230,016
63			6.00	12/25/36	42,151
1,381		CIM Trust (c)	2.50(b)	06/25/51	1,226,048
121		Citigroup Mortgage Loan Trust, 1 Year CMT + 2.40%	2.48(b)	11/25/35	116,252
GBP	114	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	2.039(b)	12/15/40	122,660
	$348	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	5.559(b)	02/25/32	340,770
500		Credit Suisse Mortgage Capital Certificates, 1 Month USD LIBOR + 3.67% (c)	5.446(b)	12/15/22	494,557
		Credit Suisse Mortgage Trust
1,000		1 Month SOFR + 3.57% (c)	5.533(b)	05/15/23	948,534
1,000		1 Month USD LIBOR + 3.71% (c)	5.714(b)	08/15/23	999,161
1,529		1 Month USD LIBOR + 3.97% (c)	5.969(b)	04/15/23	1,452,086
		CSFB Mortgage-Backed Pass-Through Certificates
256			2.889(b)	05/25/34	258,663
470			6.50	11/25/35	106,603
EUR	409	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain) (b)	3.00(b)	10/15/24	404,505
406		E-MAC DE 2005-I BV, 3 Month EURIBOR + 0.50% (Germany)	7.601(b)	05/25/52	402,955
165		E-MAC NL 2004-I BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.797(b)	07/25/36	159,051
92		E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	4.037(b)	04/25/38	81,107
192		E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	2.837(b)	01/25/48	162,940
123		E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	2.145(b)	04/25/48	118,653
		EMF-NL Prime
198		3 Month EURIBOR + 0.80%	0.802(b)	04/17/41	192,838
200		3 Month EURIBOR + 0.85%	0.852(b)	04/17/41	163,193
208		Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00(b)	08/02/50	169,445
500		Eurosail-Nl 2007-1 BV, 3 Month EURIBOR + 1.10% (Netherlands)	1.102(b)	04/17/40	430,968
		Eurosail-NL 2007-2 BV
1,000		3 Month EURIBOR + 1.80%	1.802(b)	10/17/40	996,670
500		3 Month EURIBOR + 2.20%	2.202(b)	10/17/40	485,212
GBP	907	Farringdon Mortgages No. 2 PLC (United Kingdom)	2.81	07/15/47	1,034,581
$		Federal Home Loan Mortgage Corporation
1,151			3.00	09/25/45–05/25/47	1,109,942
261			3.50	05/25/45–05/25/47	256,641
		Finance of America HECM Buyout
1,000		(c)	6.414(b)	02/25/32	965,529
2,000		(c)	7.87(b)	02/25/32	1,929,842
		Flagstar Mortgage Trust
138		(c)	3.00(b)	03/25/50	115,140
		Class A2
1,324		(c)	2.50(b)	04/25/51	1,176,042
		FMC GMSR Issuer Trust
1,000		(c)	4.36(b)	07/25/26	912,040
1,000		(c)	4.45(b)	01/25/26	905,315
		Class A
1,100		(c)	3.62(b)	07/25/26	1,009,580
72		Galton Funding Mortgage Trust (c)	4.00(b)	11/25/57- 02/25/59	71,016
978		GCAT 2022-NQM3 Trust (c)	4.348(b)	04/25/67	958,881
		Government National Mortgage Association

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	6,917		0.382(b)	12/20/70	214,076
	2,795		1.104(b)	02/20/65	120,073
	3,617		1.401(b)	01/20/64	73,996
	6,281		1.417(b)	12/20/66	394,166
	5,772		1.443(b)	05/20/67	378,930
	1,601		1.56(b)	06/20/67	123,230
	542		1.892(b)	03/20/67	38,281
	9,256		2.006	05/20/72	455,939
	302		2.129(b)	01/20/68	18,634
	6,813		2.175(b)	02/20/68	427,147
EUR	500	Great Hall Mortgages No. 1 PLC, 3 Month EURIBOR + 0.22% (United Kingdom)	0.048(b)	03/18/39	458,209
	$127	GSAA Trust	6.00	04/01/34	125,509
		GSR Mortgage Loan Trust
	36	1 Month USD LIBOR + 0.25%	2.509(b)	03/25/35	19,583
	225		2.728(b)	12/25/34	214,684
	2	1 Year CMT + 1.75%	2.88(b)	03/25/33	2,171
	13		5.00	02/25/34	12,577
	3		5.50	11/25/35	3,249
	101		6.00	09/25/35	99,431
	97	HarborView Mortgage Loan Trust	2.259(b)	05/19/33	86,954
	57	Impac CMB Trust, 1 Month USD LIBOR + 0.80%	3.054(b)	10/25/34	54,943
	500	IMS Ecuadorian Mortagage Trust (c)	3.40	08/18/43	478,566
	96	IndyMac INDX Mortgage Loan Trust	2.495(b)	11/25/34	89,006
		JP Morgan Mortgage Trust
	117		2.703(b)	12/25/34	107,626
	114	(c)	3.00(b)	10/25/50	96,694
	88	(c)	3.043(b)	07/27/37	83,845
EUR	205	Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.019(b)	06/15/45	198,049
	400	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.097(b)	09/16/48	364,234
	$1,000	Legacy Mortgage Asset Trust (c)	4.50	09/25/59	992,381
	128	LHOME Mortgage Trust (c)	3.228	10/25/24	127,367
EUR	259	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.066(b)	12/01/60	230,837
GBP	140	Mansard Mortgages PLC, 1 Month GBP SONIA + 0.72% (United Kingdom)	1.657(b)	10/15/48	159,009
	$279	MASTR Adjustable Rate Mortgages Trust	2.874(b)	06/25/34	271,587
		MASTR Alternative Loan Trust
	133		5.00	05/25/18	118,204
	101		6.00	05/25/33	99,293
	1	MASTR Asset Securitization Trust	5.50	10/25/25	1,182
	112	MASTR Reperforming Loan Trust (c)	7.50	05/25/35	92,442
		Mello Mortgage Capital Acceptance
	2,483	(c)	2.50(b)	06/25/51- 07/01/51	2,201,187
	98	(c)	3.00(b)	04/25/52	90,270
	406	MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (c)	3.883(b)	09/28/32	366,731
		Merrill Lynch Mortgage Investors Trust
	17	6 Month USD LIBOR + 0.50%	1.89(b)	04/25/29	15,826
	17		2.35(b)	01/25/37	17,333
	110		2.488(b)	02/25/34	107,066
	42		3.111(b)	08/25/33	39,921
	143	MetLife Securitization Trust (c)	2.50(b)	05/25/50	119,797
	1,139	MFA Trust (c)	4.00	05/25/67	1,108,202
EUR	700	Miravet SARL, 3 Month EURIBOR + 1.60% (Spain)	1.244(b)	05/26/65	666,444
	$105	Morgan Stanley Mortgage Loan Trust (f)	2.489(b)	02/25/34	99,571
	191	Mortgage Equity Conversion Asset Trust, 1 Year CMT + 0.47% (c)	3.54(b)	02/25/42	176,870

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

	60	National City Mortgage Capital Trust	6.00	03/25/38	59,310
GBP	269	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	4.589(b)	12/15/50	310,751
	$437	NewRez Warehouse Securitization Trust, 1 Month USD LIBOR + 0.75% (c)	3.009(b)	05/25/55	430,628
	1,306	PMC PLS ESR Issuer LLC (c)	5.114	02/25/27	1,263,774
	1,782	PRMI Securitization Trust (c)	2.50(b)	04/25/51	1,588,714
	989	PRPM 2022-INV1 Trust (c)	4.40	04/25/67	971,005
	246	RALI Trust	6.00	05/25/36- 06/25/36	218,465
	1,052	Rate Mortgage Trust (c)	2.50(b)	11/25/51	933,433
	57	RBSSP Resecuritization Trust (c)	57.683(b)	09/26/37	136,320
	142	Reperforming Loan REMIC Trust (c)	8.50	06/25/35	145,776
	13,109	Residential Asset Securitization Trust, IO	0.50	04/25/37	302,003
		Resloc UK PLC
EUR	394	3 Month EURIBOR + 0.45%	0.00(b)	12/15/43	354,068
	$1,464	3 Month USD LIBOR + 0.16% (c)	1.989(b)	12/15/43	1,394,572
		RMF Buyout Issuance Trust
	1,000	(c)	3.69(b)	11/25/31	925,971
	1,500	(c)	4.50(b)	04/25/32	1,283,060
	2,000	(c)	4.704(b)	11/25/31	1,855,067
	1,200	(c)	4.75(b)	10/25/50	1,128,468
EUR	838	Scalabis STC SA (Portugal)	1.562	07/30/75	833,446
		Seasoned Credit Risk Transfer Trust
	$6,203		3.00	09/25/55–05/25/60	6,009,403
	781		3.25	07/25/56–06/25/57	767,219
	2,105	(c)	4.00(b)	08/25/56–02/25/59	2,080,418
	1,000	(c)	4.25(b)	11/25/59	912,975
	309		4.50	06/25/57	316,934
	74	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	2.906(b)	01/20/36	56,741
AUD	500	Solaris Trust (Australia)	4.515	06/15/52	342,097
	$354	Stanwich Mortgage Loan Co. LLC (c)	2.735	10/16/26	335,803
	200	Structured Adjustable Rate Mortgage Loan Trust	3.148(b)	02/25/35	192,282
		Structured Asset Mortgage Investments II Trust
	43		1.487(b)	04/19/35	39,854
	90	1 Month USD LIBOR + 0.46%	2.719(b)	05/25/45	81,180
	276	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	3.789(b)	11/25/30	265,674
	1,089	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (c)	4.109(b)	05/25/47	1,038,722
EUR	603	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00(b)	12/28/50	502,464
	$221	TIAA Bank Mortgage Loan Trust (c)	4.00(b)	11/25/48	217,222
GBP	800	Towd Point Mortgage Funding PLC (United Kingdom)	3.424	02/20/54	973,011
	$127	TVC Mortgage Trust (c)	3.474	09/25/24	126,316
AUD	1,000	Vermilion Trust No.1 Bond (Australia)	3.80	07/10/50	698,556
	$983	VMC Finance 2021-HT1 LLC, 1 Month USD LIBOR + 1.65% (c)	3.806(b)	01/18/37	951,619
	82	Washington Mutual Mortgage Pass-Through Certificates Trust	2.537(b)	09/25/33	78,037
		Total Mortgages - Other (Cost $85,135,324)			81,502,319

		Short-Term Investments (19.7%)
		U.S. Treasury Securities (13.3%)
		U.S. Treasury Bill
	763	(g)	1.404	10/27/22	758,688
	5,000	(g)	1.664	03/23/23	4,913,794
	10,000	(g)	2.827	01/12/23	9,875,026
	10,000	(g)	2.934	01/19/23	9,867,467
					25,414,975

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (6.4%)
12,292	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $12,291,805)		12,291,805
	Total Short-Term Investments (Cost $37,739,010)		37,706,780

	Total Investments (Cost $231,597,130) (i)(j)(k)	118.0%	226,051,518
	Liabilities in Excess of Other Assets	(18.0)	(34,413,301)
	Net Assets	100.0%	$191,638,217

CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

For the nine months ended July 31, 2022, there were no purchases or sales of Morgan Stanley ABS Capital I, Inc.

Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the

Adviser/Administrator and Distributor under the Investment Company Act of 1940.

(e)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2022.
(f)

For the nine months ended July 31, 2022, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust,

Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and

Distributor under the Investment Company Act of 1940, was $15,312, including net realized losses of $101.

(g)	Rate shown is the yield to maturity at July 31, 2022.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2022, advisory fees paid were reduced by $8,649 relating to the Fund's investment in the Liquidity Funds.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2022, the Fund did not engage in any cross-trade transactions.
(k)	At July 31, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,047,687 and the aggregate gross unrealized depreciation is $9,052,792, resulting in net unrealized depreciation of $5,005,105.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2022 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2022:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC		$155,975	EUR	144,675	08/19/22	$(7,937)
BNP Paribas SA		$7,348	CAD	9,437	08/19/22	21
BNP Paribas SA		$228,289	EUR	211,930	08/19/22	(11,433)
Citibank NA	GBP	787,160		$946,838	08/19/22	(12,142)
HSBC Bank PLC	CAD	129		$100	08/19/22	— @
HSBC Bank PLC		$2,999	AUD	4,302	08/19/22	8
JPMorgan Chase Bank NA	AUD	1,470,434		$1,019,956	08/19/22	(7,704)
JPMorgan Chase Bank NA	EUR	1,401,529		$1,420,379	08/19/22	(13,726)
JPMorgan Chase Bank NA	GBP	985,348		$1,207,762	08/19/22	7,334
JPMorgan Chase Bank NA	GBP	833,230		$986,473	08/19/22	(28,633)
JPMorgan Chase Bank NA		$7,385	CAD	9,585	08/19/22	100
JPMorgan Chase Bank NA		$9,378	EUR	8,802	08/19/22	(371)
JPMorgan Chase Bank NA		$24,325	EUR	23,198	08/19/22	(588)
JPMorgan Chase Bank NA		$1,865	GBP	1,492	08/19/22	(47)
Royal Bank of Canada	EUR	7,036,295		$7,445,807	08/19/22	245,970
Royal Bank of Canada	GBP	48		$57	08/19/22	(1)
Standard Chartered Bank	EUR	3,706		$3,964	08/19/22	171
Standard Chartered Bank	EUR	779,275		$821,022	08/19/22	23,635
UBS AG	CAD	383,444		$296,763	08/19/22	(2,666)
UBS AG		$1,543	AUD	2,179	08/19/22	(20)
UBS AG		$2,567	AUD	3,718	08/19/22	31
UBS AG		$23,962	GBP	19,672	08/19/22	4
Westpac Banking Corp.	GBP	1,000,130		$1,208,008	08/19/22	(10,428)
						$181,578

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2022:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION
Long:
U.S. Treasury Long Bond	21	Sep-22	2,100	$3,024,000	$97,353
U.S. Treasury 5 yr. Note	85	Sep-22	8,500	9,666,758	182,088
U.S. Treasury 2 yr. Note	132	Sep-22	26,400	27,780,844	76,693
U.S. Treasury 10 yr. Note	1	Sep-22	100	121,140	2,795
					$358,929

@		Amount is less than $0.50.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

PORTFOLIO COMPOSITION as of 07/31/22	Percentage of Total Investments
Mortgages - Other	36.0%
Agency Fixed Rate Mortgages	22.8
Asset-Backed Securities	19.1
Short-Term Investments	16.7
Commercial Mortgage-Backed Securities	3.1
Collateralized Mortgage Obligations - Agency Collateral Series	2.2
Corporate Bond	0.1
Total Investments	100.0	%*

*	Does not include open long futures contracts with a value of $40,592,742 and total unrealized appreciation of $358,929. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $181,578.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ July 31, 2022 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$51,465,503	$—	$51,465,503
Asset-Backed Securities	—	43,255,184	—	43,255,184
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,879,570	—	4,879,570
Commercial Mortgage-Backed Securities	—	7,097,787	—	7,097,787
Corporate Bond	—	144,375	—	144,375
Mortgages - Other	—	81,502,319	—	81,502,319
Total Fixed Income Securities	—	188,344,738	—	188,344,738
Short-Term Investments
U.S. Treasury Securities	—	25,414,975	—	25,414,975
Investment Company	12,291,805	—	—	12,291,805
Total Short-Term Investments	12,291,805	25,414,975	—	37,706,780
Foreign Currency Forward Exchange Contracts	—	277,274	—	277,274
Futures Contracts	358,929	—	—	358,929
Total Assets	12,650,734	214,036,987	—	226,687,721
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(95,696)	—	(95,696)
Total	$12,650,734	$213,941,291	$—	$226,592,025

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.